Schedule of purchase price allocation (Details) - Air Travel Bureau Limited [Member] - INR (₨) ₨ in Thousands	Mar. 31, 2018	Jul. 31, 2017	Mar. 31, 2017
IfrsStatementLineItems [Line Items]
Net working capital (including cash)		₨ 1,245,235
Tangible assets		71,016
Long term liabilities		(695,088)
Customer base and relationships		134,681
Non-compete agreements		16,861
Goodwill	₨ 961,186	400,254	₨ 653,666
Deferred tax liability		(52,449)
Total purchase consideration		₨ 1,120,510